RiverSource®
FlexChoice Select Variable Annuity
CONTRACT OPTION L: INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY
CONTRACT OPTION C: INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY
Issued by:	RiverSource Life Insurance Company (RiverSource Life)
829 Ameriprise Financial Center Minneapolis, MN 55474 Telephone: 1-800-333-3437 (Service Center)
Updating Summary Prospectus
April 29, 2022
The Prospectus for the RiverSource FlexChoice Variable Annuity (the Contract), an individual flexible premium deferred combination fixed/variable annuity contract, issued by RiverSource Life Insurance Company (“RVS Life”, “we”, “us” and “our”) is available and contains more information about the Contract, including its features, benefits and risks. You can find the current prospectus and other information about the Contract online at riversource.com/annuities. You can also obtain this information at no cost by calling 1-800-862-7919 or by sending an email request to riversourceannuityservice@ampf.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

RiverSource FlexChoice Select Variable Annuity — Summary Prospectus    1

2    RiverSource FlexChoice Select Variable Annuity — Summary Prospectus

Key Terms
These terms can help you understand details about your contract.
Contingent annuitant (Current Contract): The person who becomes the annuitant when the current annuitant dies prior to the annuitization start date. In the case of joint ownership, one owner must also be the contingent annuitant.
Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.
Contract value: The total value of your contract before we deduct any applicable charges.
Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.
Fixed account: Part of our general account which includes the regular fixed account and the Special DCA fixed account (Current Contract) or the one-year fixed account and the DCA fixed account (Original Contract). Amounts you allocate to the fixed account earn interest rates we declare periodically. The regular fixed account under Current Contract Option C and one-year fixed account under Original Contract Option C may not be available or may be significantly limited in some states.
Funds: A portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission (the "SEC") in which the Subaccounts invest.  May also be referred to as an underlying Fund.
Guarantee Period Accounts (GPAs): A nonunitized separate account to which you may allocate purchase payments or transfer contract value of at least $1,000. These accounts have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments or transfer contract value to a GPA. These guaranteed rates and periods of time may vary by state. Unless an exception applies, transfers or surrenders from a GPA done more than 30 days before the end of the guarantee period will receive a market value adjustment, which may result in a gain or loss.
Market Value Adjustment (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is surrendered or transferred more than 30 days before the end of its guarantee period.
Service Center: Our department that processes all transaction and service requests for the contracts. We consider all transaction and service requests received when they arrive in good order at the Service Center. Any transaction or service requests sent or directed to any location other than our Service Center may end up delayed or not processed. Our Service Center address and telephone number are listed on the first page of the prospectus.
Subaccount: A division of the Variable Account, each of which invests in one Fund.

RiverSource FlexChoice Select Variable Annuity — Summary Prospectus    3

Updated Information You Should Consider About the Contracts
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the Prospectus dated May 1, 2021. This may not reflect all of the changes that have occurred since you entered into your Contract.
UNDERLYING FUNDS
•	The investment adviser for the BNY Mellon Investment Portfolios, Technology Growth Portfolio (the Fund), BNY Mellon Investment Adviser, Inc., has engaged its affiliate, Newton Investment Management North America, LLC, to serve as the Fund’s sub-adviser.
•	Effective on or about March 15, 2022, the Morgan Stanley VIF Discovery Portfolio will recommence offering Class I and Class II shares.
•	Effective on or about May 1, 2022, the Wanger USA will change its name to Wanger Acorn.

4    RiverSource FlexChoice Select Variable Annuity — Summary Prospectus

Important Information You Should Consider About the Contracts
	FEES AND EXPENSES			Location in Statutory Prospectus
Charges for Early Withdrawals	Current and Original Contract Option L. If you withdraw money during the first 4 years from the date of each purchase payment, you may be assessed a surrender charge of up to 8% of the purchase payment withdrawn. For example, if you make an early withdrawal, you could pay a surrender charge of up to $8,000 on a $100,000 investment.
	Contract Option C. No surrender charges.			Fee Table and Examples Charges– Surrender Charge
Transaction Charges	We do not assess any transaction charges.
Ongoing Fees and Expenses (annual charges)	The table below describes the current fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.			Fee Table and Examples Expenses – Product Charges Appendix A: Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract(1) (varies by death benefit option and size of Contract value)	1.72%	2.27%
	Fund options (Funds fees and expenses)(2)	0.38%	1.81%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)(3)	0.25%	1.75%
(1) As a percentage of average daily subaccount value. Includes the Mortality and Expense Fee, Variable Account Administrative Charge, and Contract Administrative Charge.
(2) As a percentage of Fund net assets.
(3) As a percentage of Contract Value or the greater of Contract Value or applicable guaranteed benefit amount (varies by optional benefit). The Minimum is a percentage of Contract value. The Maximum is a percentage of the greater of Contract value or minimum contract accumulation value (MCAV).
	Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.
	Lowest Annual Cost: $1,935	Highest Annual Cost: $4,288
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive combination of Contract features and Fund fees and expenses
• No optional benefits
• No additional purchase payments, transfers or withdrawals
• No sales charge	Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of Contract features, optional benefits and Fund fees and expenses
• No sales charge
		• No additional purchase payments, transfers or withdrawals

RiverSource FlexChoice Select Variable Annuity — Summary Prospectus    5

	RISKS	Location in Statutory Prospectus
Risk of Loss	You can lose money by investing in this Contract including loss of principal.	Principal Risks
Not a Short-Term Investment	• The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
• The Contracts Option L have surrender charges, which may reduce the value of your Contract if you withdraw money during surrender charge period. Surrenders may also reduce or terminate contract guarantees.
	• The benefits of tax deferral, long-term income, and optional living benefit guarantees mean the contract is generally more beneficial to investors with a long term investment horizon.	Principal Risks Charges– Surrender Charge
Risks Associated with Investment Options	• An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.
• Each investment option, including the regular Fixed Account(Current Contract), one-year Fixed Account(Original Contract),and the Guarantee Period Accounts (GPAs) investment options has its own unique risks.
	• You should review the investment options before making any investment decisions.	Principal Risks The Variable Account and the Funds The Guarantee Period Accounts (GPAs) The Fixed Account
Insurance Company Risks	An investment in the Contract is subject to the risks related to us. Any obligations (including under the Fixed Account) or guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about RiverSource Life, including our financial strength ratings, is available by contacting us at 1-800-862-7919.	Principal Risks The General Account
RESTRICTIONS
Investments	• Subject to certain restrictions, you may transfer your Contract value among the subaccounts without charge at any time before the annuitization start date, and once per contract year after the annuitization start date.
• Certain transfers out of the GPAs will be subject to an MVA.
• GPAs, the regular Fixed Account(Current Contract), the one-year Fixed Account(Original Contract) are subject to certain restrictions.
• We reserve the right to modify, restrict or suspend your transfer privileges if we determine that your transfer activity constitutes market timing.
	• We reserve the right to add, remove or substitute Funds. We also reserve the right, upon notification to you, to close or restrict any Funds.	Making the Most of Your Contract – Transferring Among Accounts Substitution of Investments

6    RiverSource FlexChoice Select Variable Annuity — Summary Prospectus

RESTRICTIONS	Location in Statutory Prospectus
Optional Benefits	• Certain optional benefits limit or restrict the investment options you may select under the Contract. If you later decide you do not want to invest in those approved investment options, you must request a full surrender.
• Certain optional benefits may limit subsequent purchase payments.
• Withdrawals in excess of the amount allowed under certain optional benefits may substantially reduce the benefit or even terminate the benefit.	Buying Your Contract —Purchase Payments
Optional Benefits – SecureSource Stages 2 Rider - Important SecureSource Stages 2 Rider Considerations
Appendix J: GWB Rider – Investment Allocation Restrictions
Appendix I: GWB for Life Rider – Investment Allocation
Restrictions Appendix M: SecureSource Rider – Investment Allocation Restrictions
Appendix N: SecureSource 20 Rider – Investment Allocation Restrictions
Appendix O: SecureSource Stages Rider – Investment Allocation Restrictions
Appendix A: Funds Available Under the Optional Benefits Offered Under the Contract

RiverSource FlexChoice Select Variable Annuity — Summary Prospectus    7

	TAXES	Location in Statutory Prospectus
Tax Implications	• Consult with a tax advisor to determine the tax implications of an investment in and purchase payments received under this Contract
• If you purchase the contract through a tax-qualified plan or individual retirement account, you do not get any additional tax benefit.
	• Earnings under your contract are taxed at ordinary income tax rates generally when withdrawn. You may have to pay a tax penalty if you take a withdrawal before age 59½.	Taxes
CONFLICTS OF INTEREST
Investment Professional Compensation	Your investment professional may receive compensation for selling this Contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This financial incentive may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.	About the Service Providers
Exchanges	If you already own an annuity or insurance Contract, some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should only exchange a Contract you already own if you determine, after comparing the features, fees, and risks of both Contracts, that it is better for you to purchase the new Contract rather than continue to own your existing Contract.	Buying Your Contract – Contract Exchanges

8    RiverSource FlexChoice Select Variable Annuity — Summary Prospectus

Appendix A: Funds Available Under the Contracts
The following is a list of funds available under the contract. More information about the funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at riversource.com. You can also request this information at no cost by calling 1-800-862-7919 or by sending an email request to riversource.annuityservice@ampf.com. Depending on the optional benefits you choose, and contract application sign date, you may not be able to invest in certain funds.  See table below, “Funds Available Under the Optional Benefits Offered Under the Contract”.
The current expenses and performance information below reflects fee and expenses of the funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks to maximize total return consistent with AllianceBernstein's determination of reasonable risk.	AB VPS Balanced Hedge Allocation Portfolio (Class B) (previously AB VPS Balanced Wealth Strategy Portfolio (Class B)) AllianceBernstein L.P.	1.01% [1]	13.36%	9.64%	9.00%
Seeks long-term growth of capital.	AB VPS Growth and Income Portfolio (Class B) AllianceBernstein L.P.	0.84% [1]	27.84%	12.58%	13.39%
Seeks long-term growth of capital.	AB VPS International Value Portfolio (Class B) AllianceBernstein L.P.	1.15%	10.86%	4.98%	5.44%
Seeks long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio (Class B) (previously AB VPS Global Thematic Growth Portfolio (Class B)) AllianceBernstein L.P.	1.13% [1]	22.57%	22.11%	14.95%
The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century VP Inflation Protection, Class II American Century Investment Management, Inc.	0.71%	6.27%	5.01%	2.82%
Seeks capital growth.	American Century VP International, Class II American Century Investment Management, Inc.	1.14% [1]	8.60%	14.16%	9.89%
Seeks long-term capital growth. Income is a secondary objective.	American Century VP Mid Cap Value, Class II American Century Investment Management, Inc.	0.90% [1]	23.02%	9.25%	12.67%
Seeks capital growth.	American Century VP Ultra®, Class II American Century Investment Management, Inc.	0.94% [1]	22.99%	26.83%	20.03%
Seeks long-term capital growth. Income is a secondary objective.	American Century VP Value, Class II American Century Investment Management, Inc.	0.88% [1]	24.28%	9.39%	11.88%

RiverSource FlexChoice Select Variable Annuity — Summary Prospectus    9

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index.	BNY Mellon Investment Portfolios, MidCap Stock Portfolio - Service Shares BNY Mellon Investment Adviser, Inc.	1.05% [1]	25.56%	9.50%	12.25%
Seeks capital appreciation.	BNY Mellon Investment Portfolios, Technology Growth Portfolio - Service Shares BNY Mellon Investment Adviser, Inc.	1.03%	12.64%	27.50%	19.76%
Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	BNY Mellon Variable Investment Fund, Appreciation Portfolio - Service Shares BNY Mellon Investment Adviser, Inc., adviser; Fayez Sarofim & Co., sub-investment adviser.	1.05%	26.78%	20.17%	14.18%
Seeks long-term growth of capital.	ClearBridge Variable Small Cap Growth Portfolio - Class I Legg Mason Partners Fund Advisor, LLC, investment manager; ClearBridge Investments, LLC, sub-adviser. (Western Asset Management Company manages the portion of cash and short-term investments allocated to it)	0.80%	12.61%	21.34%	17.14%
Seeks to provide shareholders with capital appreciation.	Columbia Variable Portfolio - Disciplined Core Fund (Class 3) Columbia Management Investment Advisers, LLC	0.80%	13.98%	12.89%	13.05%
Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.	Columbia Variable Portfolio - Dividend Opportunity Fund (Class 3) Columbia Management Investment Advisers, LLC	0.84% [1]	1.03%	8.86%	8.41%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Emerging Markets Fund (Class 3) Columbia Management Investment Advisers, LLC	1.25% [1]	33.51%	16.24%	5.85%
Seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.	Columbia Variable Portfolio - Government Money Market Fund (Class 3) Columbia Management Investment Advisers, LLC	0.58% [1]	0.28%	0.75%	0.38%
Seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.	Columbia Variable Portfolio - High Yield Bond Fund (Class 3) Columbia Management Investment Advisers, LLC	0.79% [1]	6.55%	7.25%	6.55%

10    RiverSource FlexChoice Select Variable Annuity — Summary Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with a high total return through current income and capital appreciation.	Columbia Variable Portfolio - Income Opportunities Fund (Class 3) Columbia Management Investment Advisers, LLC	0.77% [1]	5.74%	6.86%	6.25%
Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Variable Portfolio - Intermediate Bond Fund (Class 3) Columbia Management Investment Advisers, LLC	0.62%	12.45%	5.93%	4.66%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Large Cap Growth Fund (Class 3) Columbia Management Investment Advisers, LLC	0.84%	34.57%	17.79%	15.62%
Seeks to provide shareholders with long-term capital appreciation.	Columbia Variable Portfolio - Large Cap Index Fund (Class 3) Columbia Management Investment Advisers, LLC	0.38%	17.85%	14.73%	13.38%
Seeks to provide shareholders with capital appreciation.	Columbia Variable Portfolio - Overseas Core Fund (Class 3) Columbia Management Investment Advisers, LLC	0.91%	8.92%	6.34%	5.10%
Seeks to provide shareholders with long-term growth of capital.	Columbia Variable Portfolio - Select Large Cap Value Fund (Class 3) Columbia Management Investment Advisers, LLC	0.81%	6.95%	11.43%	11.30%
Seeks to provide shareholders with growth of capital.	Columbia Variable Portfolio - Select Mid Cap Growth Fund (Class 3) (previously Columbia Variable Portfolio - Mid Cap Growth Fund (Class 3)) Columbia Management Investment Advisers, LLC	0.97% [1]	35.28%	16.86%	11.81%
Seeks to provide shareholders with long-term growth of capital.	Columbia Variable Portfolio - Select Mid Cap Value Fund (Class 3) Columbia Management Investment Advisers, LLC	0.96% [1]	7.41%	9.58%	9.66%
Seeks long-term capital appreciation.	Columbia Variable Portfolio - Small Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	1.22%	8.59%	10.22%	8.19%
Seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 3) Columbia Management Investment Advisers, LLC	0.58%	4.96%	3.80%	2.68%

RiverSource FlexChoice Select Variable Annuity — Summary Prospectus    11

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
The portfolio is designed to achieve positive total return relative to the performance of the Bloomberg Commodity Index Total Return ("BCOM Index").	Credit Suisse Trust - Commodity Return Strategy Portfolio Credit Suisse Asset Management, LLC	1.05%	27.90%	3.81%	(3.00%)
Non-diversified fund that seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.	CTIVP ® - BlackRock Global Inflation-Protected Securities Fund (Class 3) Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser; BlackRock International Limited, sub-subadviser.	0.73% [1]	9.11%	5.42%	4.34%
Seeks to provide shareholders with long-term capital growth.	CTIVP ® - Principal Blue Chip Growth Fund (Class 1) (previously CTIVP® - Loomis Sayles Growth Fund (Class 1)) Columbia Management Investment Advisers, LLC, adviser; Principal Global Investors, LLC, subadviser.	0.68%	31.93%	19.01%	15.90%
Seeks to provide shareholders with long-term growth of capital.	CTIVP ® - Victory Sycamore Established Value Fund (Class 3) Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management Inc., subadviser.	0.93%	7.91%	11.63%	11.21%
Seeks high level of current income.	Eaton Vance VT Floating-Rate Income Fund - Initial Class Eaton Vance Management	1.18%	3.63%	3.19%	3.53%
Seeks long-term capital appreciation.	Fidelity ® VIP Contrafund® Portfolio Service Class 2 Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.85%	27.51%	19.87%	16.35%
Seeks to achieve capital appreciation.	Fidelity ® VIP Growth Portfolio Service Class 2 Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.85%	22.90%	25.98%	19.40%

12    RiverSource FlexChoice Select Variable Annuity — Summary Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks as high level of current income as is consistent with the preservation of capital.	Fidelity ® VIP Investment Grade Bond Portfolio Service Class 2 Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.64%	(0.90%)	4.08%	3.29%
Seeks long-term growth of capital.	Fidelity ® VIP Mid Cap Portfolio Service Class 2 Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.86%	25.31%	13.32%	13.00%
Seeks long-term growth of capital.	Fidelity ® VIP Overseas Portfolio Service Class 2 Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.	1.02%	19.39%	14.15%	10.55%
Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of equity and debt securities.	Franklin Income VIP Fund - Class 2 Franklin Advisers, Inc.	0.72%	16.75%	7.45%	7.38%
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Shares VIP Fund - Class 2 Franklin Mutual Advisers, LLC	0.98%	19.17%	6.44%	9.00%

RiverSource FlexChoice Select Variable Annuity — Summary Prospectus    13

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation, with preservation of capital as an important consideration. Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of financially sound companies that have paid consistently rising dividends.	Franklin Rising Dividends VIP Fund - Class 2 Franklin Advisers, Inc.	0.88%	26.79%	16.81%	14.40%
Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization and mid-capitalization companies.	Franklin Small-Mid Cap Growth VIP Fund - Class 2 Franklin Advisers, Inc.	1.08%	10.01%	20.84%	15.70%
Seeks long-term capital appreciation.	Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares Goldman Sachs Asset Management, L.P.	0.84% [1]	30.95%	13.17%	13.08%
Seeks long-term growth of capital and dividend income.	Goldman Sachs VIT U.S. Equity Insights Fund - Institutional Shares Goldman Sachs Asset Management, L.P.	0.56% [1]	29.41%	17.25%	16.18%
Non-diversified fund that seeks capital growth.	Invesco V.I. American Franchise Fund, Series II Shares Invesco Advisers, Inc.	1.11%	11.65%	21.43%	17.08%
Seeks long-term capital appreciation.	Invesco V.I. American Value Fund, Series II Shares Invesco Advisers, Inc.	1.13%	27.62%	8.94%	10.65%
Seeks capital appreciation.	Invesco V.I. Capital Appreciation Fund, Series II Shares Invesco Advisers, Inc.	1.05% [1]	22.28%	21.91%	16.49%
Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco V.I. Comstock Fund, Series II Shares Invesco Advisers, Inc.	0.99%	33.04%	11.12%	12.59%
Seeks capital appreciation.	Invesco V.I. Discovery Mid Cap Growth Fund, Series II Shares Invesco Advisers, Inc.	1.08%	18.79%	22.75%	17.53%
Seeks long-term growth of capital.	Invesco V.I. EQV International Equity Fund, Series II Shares (previously Invesco V.I. International Growth Fund, Series II Shares) Invesco Advisers, Inc.	1.14%	5.61%	9.90%	7.82%

14    RiverSource FlexChoice Select Variable Annuity — Summary Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks capital appreciation.	Invesco V.I. Global Fund, Series II Shares Invesco Advisers, Inc.	1.03%	15.17%	17.88%	13.96%
Seeks total return	Invesco V.I. Global Strategic Income Fund, Series II Shares Invesco Advisers, Inc.	1.12% [1]	(3.56%)	2.15%	2.90%
Seeks long-term growth of capital.	Invesco V.I. Health Care Fund, Series II Shares Invesco Advisers, Inc.	1.22%	12.04%	14.48%	13.68%
Seeks long-term growth of capital.	Invesco V.I. Main Street Mid Cap Fund® Series II Shares Invesco Advisers, Inc.	1.18%	22.86%	11.15%	10.52%
Seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund®, Series II Shares Invesco Advisers, Inc.	1.09%	22.26%	13.46%	14.40%
Seeks long-term growth of capital.	Janus Henderson Research Portfolio: Service Shares Janus Henderson Investors US LLC	0.85%	20.05%	21.68%	17.16%
Seeks capital appreciation.	MFS ® Massachusetts Investors Growth Stock Portfolio - Service Class Massachusetts Financial Services Company	1.02% [1]	25.66%	22.53%	17.29%
Seeks capital appreciation.	MFS ® New Discovery Series - Service Class Massachusetts Financial Services Company	1.12% [1]	1.57%	21.00%	15.87%
Seeks total return.	MFS ® Total Return Series - Service Class Massachusetts Financial Services Company	0.86% [1]	13.84%	9.57%	9.31%
Seeks total return.	MFS ® Utilities Series - Service Class Massachusetts Financial Services Company	1.03% [1]	13.82%	11.61%	9.65%
The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.	Morgan Stanley VIF Discovery Portfolio, Class II Shares Morgan Stanley Investment Management Inc.	1.05% [1]	(11.19%)	36.85%	20.11%
The Fund seeks to provide current income and capital appreciation.	Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares Morgan Stanley Investment Management Inc., adviser; Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company, subadvisers.	1.25% [1]	23.83%	4.63%	6.82%
The Fund seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.	Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Shares Morgan Stanley Investment Management Inc.	1.07% [1]	39.44%	5.37%	7.94%

RiverSource FlexChoice Select Variable Annuity — Summary Prospectus    15

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO VIT All Asset Portfolio, Advisor Class[2] Pacific Investment Management Company LLC (PIMCO)	1.34% [1]	16.04%	8.45%	5.91%
Seeks capital appreciation.	Putnam VT Global Health Care Fund - Class IB Shares Putnam Investment Management, LLC, investment advisor. Though the investment advisor has retained the services of both Putnam Investments Limited (PIL) and The Putnam Advisory Company, LLC (PAC), PIL and PAC do not currently manage any assets of the fund.	0.99%	19.40%	15.70%	15.92%
Seeks capital appreciation.	Putnam VT International Equity Fund - Class IB Shares Putnam Investment Management, LLC, investment advisor; Putnam Investments Limited, sub-adviser. Though the investment advisor has retained the services of The Putnam Advisory Company, LLC (PAC), PAC does not currently manage any assets of the fund.	1.08%	8.82%	9.34%	8.31%
Seeks capital appreciation.	Putnam VT Small Cap Value Fund - Class IB Shares Putnam Investment Management, LLC, investment advisor. Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets.	1.29%	39.90%	9.31%	12.45%
Seeks long-term capital appreciation.	Putnam VT Sustainable Leaders Fund - Class IB Shares Putnam Investment Management, LLC, investment advisor. Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets.	0.89%	23.56%	22.51%	18.29%
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in debt securities of any maturity.	Templeton Global Bond VIP Fund - Class 2 Franklin Advisers, Inc.	0.76% [1]	(4.99%)	(0.94%)	1.13%

16    RiverSource FlexChoice Select Variable Annuity — Summary Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks long-term capital growth. Under normal market conditions, the fund invests predominantly in equity securities of companies located anywhere in the world, including developing markets.	Templeton Growth VIP Fund - Class 2 Templeton Global Advisors Limited	1.18%	4.87%	5.21%	7.36%
Seeks to provide a high level of total return that is consistent with an aggressive level of risk.	Variable Portfolio - Aggressive Portfolio (Class 2)[2] Columbia Management Investment Advisers, LLC	1.04%	14.99%	9.99%	8.41%
Seeks to provide a high level of total return that is consistent with an aggressive level of risk.	Variable Portfolio - Aggressive Portfolio (Class 4)[2] Columbia Management Investment Advisers, LLC	1.04%	14.96%	10.00%	8.43%
Seeks to provide a high level of total return that is consistent with a conservative level of risk.	Variable Portfolio - Conservative Portfolio (Class 2)[2] Columbia Management Investment Advisers, LLC	0.89%	9.30%	5.47%	4.50%
Seeks to provide a high level of total return that is consistent with a conservative level of risk.	Variable Portfolio - Conservative Portfolio (Class 4)[2] Columbia Management Investment Advisers, LLC	0.89%	9.24%	5.46%	4.49%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Risk Fund (Class 2)[2,3] Columbia Management Investment Advisers, LLC	1.04%	7.79%	-	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Risk U.S. Fund (Class 2)[2,3] Columbia Management Investment Advisers, LLC	0.99%	9.79%	-	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Conservative Fund (Class 2)[2,3] Columbia Management Investment Advisers, LLC	0.95%	8.12%	5.56%	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2)[2,3] Columbia Management Investment Advisers, LLC	0.98%	9.15%	6.44%	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Growth Fund (Class 2)[2,3] Columbia Management Investment Advisers, LLC	1.02%	11.30%	8.08%	-

RiverSource FlexChoice Select Variable Annuity — Summary Prospectus    17

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 2)[2,3] Columbia Management Investment Advisers, LLC	0.98%	10.37%	7.38%	-
Seeks to provide a high level of total return that is consistent with a moderate level of risk.	Variable Portfolio - Moderate Portfolio (Class 2)[2] Columbia Management Investment Advisers, LLC	0.95%	12.86%	7.96%	6.61%
Seeks to provide a high level of total return that is consistent with a moderate level of risk.	Variable Portfolio - Moderate Portfolio (Class 4)[2] Columbia Management Investment Advisers, LLC	0.95%	12.79%	7.95%	6.62%
Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.	Variable Portfolio - Moderately Aggressive Portfolio (Class 2)[2] Columbia Management Investment Advisers, LLC	0.99%	14.03%	9.00%	7.51%
Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.	Variable Portfolio - Moderately Aggressive Portfolio (Class 4)[2] Columbia Management Investment Advisers, LLC	0.99%	14.01%	9.00%	7.51%
Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.	Variable Portfolio - Moderately Conservative Portfolio (Class 2)[2] Columbia Management Investment Advisers, LLC	0.92%	11.00%	6.68%	5.54%
Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.	Variable Portfolio - Moderately Conservative Portfolio (Class 4)[2] Columbia Management Investment Advisers, LLC	0.92%	10.98%	6.68%	5.54%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners Core Equity Fund (Class 3) Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc., subadvisers.	0.81%	16.84%	12.36%	10.67%
Seeks to provide shareholders with long-term capital appreciation.	Variable Portfolio - Partners Small Cap Value Fund (Class 3) Columbia Management Investment Advisers, LLC, adviser; Segall Bryant & Hamill, LLC and William Blair Investment Management, LLC, subadvisers.	0.99% [1]	4.12%	7.66%	6.94%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Conservative Growth Fund (Class 2)[2,3] Columbia Management Investment Advisers, LLC	0.94%	5.87%	-	-

18    RiverSource FlexChoice Select Variable Annuity — Summary Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Growth Fund (Class 2)[2,3] Columbia Management Investment Advisers, LLC	0.93%	4.80%	-	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Moderate Growth Fund (Class 2)[2,3] Columbia Management Investment Advisers, LLC	0.93%	5.53%	-	-
Seeks long-term capital appreciation.	Wanger Acorn (previously Wanger USA) Columbia Wanger Asset Management, LLC	0.95%	24.23%	16.89%	13.41%
Seeks long-term capital appreciation.	Wanger International Columbia Wanger Asset Management, LLC	1.20%	14.36%	9.90%	6.90%
[1]	This Fund and its investment adviser and/or affiliates have entered into a temporary expense reimbursement arrangement and/or fee waiver. The Fund’s annual expenses reflect temporary fee reductions. Please see the Fund’s prospectus for additional information.
[2]	This Fund is a fund of funds and invests substantially all of its assets in other underlying funds. Because the Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including management fees.
[3]	This Fund is managed in a way that is intended to minimize volatility of returns. See “Principal Risks of Investing in the Contract.”

RiverSource FlexChoice Select Variable Annuity — Summary Prospectus    19

The prospectus and Statement of Additional Information (SAI) include additional information about the Contract. The prospectus and SAI, dated the same date as this summary prospectus, are incorporated by reference. The prospectus and SAI are available, without charge, upon request. For a free copy of the prospectus, SAI, or for more information about the Contract, call us at 1-800-862-7919, visit our website at riversource.com/annuities or write to us at: 70100 Ameriprise Financial Center Minneapolis, MN 55474.
Reports and other information about RiverSource Variable Annuity Account are available on the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier: C000044121
©2008-2022 RiverSource Life Insurance Company. All rights reserved.
RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
1-800-862-7919
USP9001_12_A01_(4/22)